Label	Element	Value
Innovator Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Innovator Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Innovator Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $769.82 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)
Innovator Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.26 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.00%)